Schedule of Accrued Expenses and Other Current Liabilities (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Payables and Accruals [Abstract]
Accruals for operating expenses	$ 494,342	$ 668,029		$ 547,661	$ 475,510
Retention payable	143,299	193,647		45,423	45,423
Other payables	20,617	27,863	$ 31,606	42,711	17,713
Total	$ 658,258	$ 889,539	470,488	$ 635,795	$ 538,646
Accruals for operating expenses			405,269
Retention payable			$ 33,613